                                   SUPPLEMENT
                              DATED AUGUST 18, 2006
               TO THE CLASS Y SHARES PROSPECTUS (THE "PROSPECTUS")
               FOR THE HARTFORD MUTUAL FUNDS, DATED MARCH 1, 2006

This supplement amends the Prospectus of the Hartford Mutual Funds dated March 1, 2006 (as supplemented July 18, 2006, June 30, 2006, May 31, 2006 and April 13, 2006).

MANAGEMENT FEE REDUCTIONS, FEE WAIVERS AND EXPENSE CAPS

At a meeting held on August 1-2, 2006, the Boards of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (the "Companies") approved the continuation of the management agreements between the Companies and Hartford Investment Financial Services, LLC ("HIFSCO"), the Funds' investment manager, and the sub-advisory agreements between HIFSCO and the Companies' sub-advisers. In connection with this approval, HIFSCO agreed to reduce the contractual management fee for certain Funds and to voluntarily waive a portion of its management fees and implement expense caps with respect to certain Funds. Accordingly, the following changes for the noted Funds are being made to the
Prospectus:

THE HARTFORD ADVISERS FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, under the heading "The Hartford Advisers Fund, Your Expenses," on page 7 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.56% and the total annual operating expenses are 0.68%.

THE HARTFORD EQUITY INCOME FUND

Effective November 1, 2006, the current voluntary management fee waiver in place for the fund is being reduced, and a voluntary cap on the total annual operating expenses is being put in place. Accordingly, as of November 1, 2006, under the heading "The Hartford Equity Income Fund, Your Expenses," on page 21 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.70% and the total annual operating expenses are 0.81%.

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed through October 31, 2007 to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.90%.

THE HARTFORD FLOATING RATE FUND

As of November 1, 2006, the voluntary management fee waiver in place for the fund is being discontinued, and a permanent annual operating expense cap is being put in place. Accordingly, effective November 1, 2006, under the heading "The Hartford Floating Rate Fund, Your Expenses," on page 24 of the Prospectus, the footnote anchor next to the line item "Management fees" in the Shareholder Fees and Annual Operating Expenses table is deleted, and the text of footnote 1 is deleted and replaced with the following:

(1) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%.

THE HARTFORD FOCUS FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund, and has discontinued the voluntary management fee waiver in place for the fund. In addition, the current voluntary cap on annual operating expenses is being raised. Accordingly, as of November 1, 2006, under the heading "The Hartford Focus Fund, Your Expenses," on page 27 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                         CLASS Y
                                                                         -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering price          None
   Maximum deferred sales charge (load)                                   None
   Exchange fees                                                          None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(1)                                                     0.90%
   Distribution and service (12b-1) fees                                  None
   Other expenses                                                         0.16%
   Total annual operating expenses(1)(2)                                  1.06%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed through October 31, 2007 to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.10%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)   CLASS Y
-------------------------------------   -------
Year 1                                   $  108
Year 3                                   $  337
Year 5                                   $  585
Year 10                                  $1,294

THE HARTFORD GLOBAL COMMUNICATIONS FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund, and has discontinued the voluntary management fee waiver in place for the fund. In addition, the current voluntary cap on annual operating expenses is being increased. Accordingly, as of November 1, 2006, under the heading "The Hartford Global Communications Fund, Your Expenses," on page 31 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                         CLASS Y
                                                                         -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering price          None
   Maximum deferred sales charge (load)                                   None
   Exchange fees                                                          None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(1)                                                     0.90%
   Distribution and service (12b-1) fees                                  None
   Other expenses                                                         0.36%
   Total annual operating expenses(1)(2)                                  1.26%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to limit the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)   CLASS Y
-------------------------------------   -------
Year 1                                   $  128
Year 3                                   $  400
Year 5                                   $  692
Year 10                                  $1,523

THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund, and has discontinued the voluntary management fee waiver in place for the fund. In addition, the current voluntary cap on annual operating expenses is being increased. Accordingly, as of November 1, 2006, under the heading "The Hartford Global Financial Services Fund, Your Expenses," on page 35 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                         CLASS Y
                                                                         -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering price          None
   Maximum deferred sales charge (load)                                   None
   Exchange fees                                                          None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(1)                                                     0.90%
   Distribution and service (12b-1) fees                                  None
   Other expenses                                                         0.36%
   Total annual operating expenses(1)(2)                                  1.26%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to limit the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)   CLASS Y
-------------------------------------   -------
Year 1                                   $  128
Year 3                                   $  400
Year 5                                   $  692
Year 10                                  $1,523

THE HARTFORD GLOBAL HEALTH FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on annual operating expenses is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Global Health Fund, Your Expenses," on page 39 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                         CLASS Y
                                                                         -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering price          None
   Maximum deferred sales charge (load)                                   None
   Exchange fees                                                          None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(1)                                                     0.90%
   Distribution and service (12b-1) fees                                  None
   Other expenses                                                         0.08%
   Total annual operating expenses(1)(2)                                  0.98%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%

(2) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)   CLASS Y
-------------------------------------   -------
Year 1                                   $  100
Year 3                                   $  312
Year 5                                   $  542
Year 10                                  $1,201

THE HARTFORD GLOBAL TECHNOLOGY FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on annual operating expenses is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Global Technology Fund, Your Expenses," on page 46 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                         CLASS Y
                                                                         -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering price          None
   Maximum deferred sales charge (load)                                   None
   Exchange fees                                                          None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(1)                                                     0.90%
   Distribution and service (12b-1) fees                                  None
   Other expenses                                                         0.22%
   Total annual operating expenses(1)(2)                                  1.12%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(2) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)   CLASS Y
-------------------------------------   -------
Year 1                                   $  114
Year 3                                   $  356
Year 5                                   $  617
Year 10                                  $1,363

THE HARTFORD HIGH YIELD FUND

Effective November 1, 2006, the current voluntary cap on annual operating expenses is being lowered. Accordingly, as of November 1, 2006, under the heading "The Hartford High Yield, Your Expenses," on page 56 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed through October 31, 2007 to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%.

Effective November 1, 2006, the current voluntary management fee waiver is being increased. Accordingly, on the same page, footnote 3 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(3) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.55% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses are 0.67%.

THE HARTFORD INCOME FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being continued. Accordingly, effective November 1, 2006, under the heading "The Hartford Income Fund, Your Expenses," on page 60 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.70%. This policy may be discontinued at any time.

THE HARTFORD INFLATION PLUS FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being continued.

Accordingly, effective November 1, 2006, under the heading "The Hartford Inflation Plus Fund, Your Expenses," on page 64 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.60%.

As of November 1, 2006, a voluntary management fee waiver is in place for the fund. Accordingly, on the same page, a footnote anchor is added to the line items "Management fees" and "Total annual operating expenses" and the following footnote 2 is added to the Shareholder Fees and Annual Operating Expenses table:

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.48% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses are 0.58%.

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on annual operating expenses is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford International Capital Appreciation Fund, Your Expenses," on page 67 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                         CLASS Y
                                                                         -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering price          None
   Maximum deferred sales charge (load)                                   None
   Exchange fees                                                          None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(1)                                                     0.90%
   Distribution and service (12b-1) fees                                  None
   Other expenses                                                         0.22%
   Total annual operating expenses(1)(2)                                  1.12%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(2) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)   CLASS Y
-------------------------------------   -------
Year 1                                   $  114
Year 3                                   $  356
Year 5                                   $  617
Year 10                                  $1,363

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on annual operating expenses is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford International Small Company Fund, Your Expenses," on page 73 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                         CLASS Y
                                                                         -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering price          None
   Maximum deferred sales charge (load)                                   None
   Exchange fees                                                          None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(1)                                                     0.90%
   Distribution and service (12b-1) fees                                  None
   Other expenses                                                         0.28%
   Total annual operating expenses(1)(2)                                  1.18%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 1.00% to 0.90%.

(2) HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.20%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)   CLASS Y
-------------------------------------   -------
Year 1                                   $  120
Year 3                                   $  375
Year 5                                   $  649
Year 10                                  $1,432

THE HARTFORD MONEY MARKET FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Money Market Fund, Your Expenses," on page 82 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) Effective November 1, 2006, HIFSCO has permanently agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.55%. This policy may be discontinued at any time.

THE HARTFORD SHORT DURATION FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. In addition, the voluntary cap on total annual operating expenses in place for the fund is being continued. Accordingly, as of November 1, 2006, under the heading "The Hartford Short Duration Fund, Your Expenses," on page 94 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%. In addition, HIFSCO has voluntarily agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.65%. This policy may be discontinued at any time.

THE HARTFORD STOCK FUND

The current voluntary management fee waiver in place for the fund is being continued. Accordingly, under the heading "The Hartford Stock Fund, Your Expenses," on page 103 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, the management fee is 0.67% and the total annual operating expenses you may pay if you buy and hold Class Y shares of the fund are 0.78%.

THE HARTFORD TAX-FREE CALIFORNIA FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. Accordingly, under the heading "The Hartford Tax-Free California Fund, Your Expenses," on page 106 of the Prospectus, a footnote anchor is added to the line item "Total annual operating expenses" and the following footnote 2 is added to the Shareholder Fees and Annual Operating Expenses table:

(2) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%.

THE HARTFORD TAX-FREE MINNESOTA FUND

As of November 1, 2006, a permanent annual operating expense cap and a voluntary cap on total annual operating expenses are being put in place for the fund. Accordingly, effective November 1, 2006, under the heading "The Hartford Tax-Free Minnesota Fund, Your Expenses," on page 109 of the Prospectus, footnote anchor 1 is added to the line item "Management fees," footnote anchors 1 and 2 are added to the line item "Total annual operating expenses," and the following footnotes are added to the Shareholder Fees and Annual Operating Expenses table:

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.57% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses are 0.75%.

(2) Effective November 1, 2006, HIFSCO has permanently agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%.

THE HARTFORD TAX-FREE NATIONAL FUND

As of November 1, 2006, a permanent annual operating expense cap and a voluntary cap on total annual operating expenses are being put in place for the fund. Accordingly, effective November 1, 2006, under the heading "The Hartford Tax-Free National Fund, Your Expenses," on page 112 of the Prospectus, footnote anchor 1 is added to the line item "Management fees," footnote anchors 1 and 2 are added to the line item "Total annual operating expenses," and the following footnotes are added to the Shareholder Fees and Annual Operating Expenses table:

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2007. While such waiver is in effect, the management fee is 0.60% and, assuming "Other Expenses" remain as set forth in the table above, the total annual operating expenses you may pay if you buy and hold Class Y shares of the fund are 0.80%.

(2) Effective November 1, 2006, HIFSCO has permanently agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%.

THE HARTFORD TAX-FREE NEW YORK FUND

As of November 1, 2006, a permanent annual operating expense cap is being put in place for the fund. Accordingly, under the heading "The Hartford Tax-Free New York Fund, Your Expenses," on page 122 of the Prospectus, a footnote anchor is added to the line item "Total annual operating expenses" and the following footnote 2 is added to the Shareholder Fees and Annual Operating Expenses table:

(2) Effective November 1, 2006, HIFSCO has permanently agreed to limit the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%.

THE HARTFORD TOTAL RETURN BOND FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on annual operating expenses is being discontinued, and a permanent cap on annual operating expenses is being put in place. Accordingly, as of November 1, 2006, under the heading "The Hartford Total Return Bond Fund, Your Expenses," on page 119 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                         CLASS Y
                                                                         -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering price          None
   Maximum deferred sales charge (load)                                   None
   Exchange fees                                                          None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(1)                                                     0.55%

   Distribution and service (12b-1) fees                                  None
   Other expenses                                                         0.10%
   Total annual operating expenses(1)(2)                                  0.65%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.63% to 0.55%.

(2) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)   CLASS Y
-------------------------------------   -------
Year 1                                    $ 66
Year 3                                    $208
Year 5                                    $362
Year 10                                   $810

THE HARTFORD U.S. GOVERNMENT SECURITIES FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, a permanent annual operating expense cap has been put in place. Accordingly, effective November 1, 2006, under the heading "The Hartford U.S. Government Securities Fund, Your Expenses," on page 122 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                         CLASS Y
                                                                         -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering price          None
   Maximum deferred sales charge (load)                                   None
   Exchange fees                                                          None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(1)                                                     0.56%
   Distribution and service (12b-1) fees                                  None
   Other expenses                                                         0.14%
   Total annual operating expenses(1)(2)                                  0.70%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.72% to 0.56%.

(2) Effective November 1, 2006, HIFSCO has agreed to limit permanently the total annual operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)   CLASS Y
-------------------------------------   -------
Year 1                                    $ 72
Year 3                                    $224
Year 5                                    $390
Year 10                                   $871

THE HARTFORD RETIREMENT INCOME FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Retirement Income Fund, Your Expenses," on page 132 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                                         CLASS Y
                                                                         -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of offering price          None
   Maximum deferred sales charge (load)                                   None
   Exchange fees                                                          None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(1)                                                     0.15%

   Distribution and service (12b-1) fees                                  None
   Other expenses(2)                                                      0.08%
   Underlying Fund fees and expenses                                      0.80%
   Total annual operating expenses (1)(3)                                 1.03%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(2)  Estimated amounts for the current fiscal year.

(3) Effective November 1, 2006, HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.90%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR
WITHOUT REDEMPTION)   CLASS Y
-------------------   -------
Year 1                  $105
Year 3                  $328

THE HARTFORD TARGET RETIREMENT 2010 FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Target Retirement 2010 Fund, Your Expenses," on page 136 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                                         CLASS Y
                                                                         -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a percentage of
      offering price                                                      None

   Maximum deferred sales charge (load) (as a percentage of purchase
      price or redemption proceeds, whichever is less)                    None
   Exchange fees                                                          None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(1)                                                     0.15%
   Distribution and service (12b-1) fees                                  None
   Other expenses(2)                                                      0.12%
   Underlying Fund fees and expenses                                      0.86%
   Total annual operating expenses (1)(3)                                 1.13%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(2)  Estimated amounts for the current fiscal year.

(3) Effective November 1, 2006, HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.95%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)   CLASS Y
-------------------------------------   -------
Year 1                                    $115
Year 3                                    $359

THE HARTFORD TARGET RETIREMENT 2020 FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Target Retirement 2020 Fund, Your Expenses," on page 140 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                                         CLASS Y
                                                                         -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a percentage of
      offering price                                                      None
   Maximum deferred sales charge (load) (as a percentage of purchase
      price or redemption proceeds, whichever is less)                    None
   Exchange fees                                                          None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(1)                                                     0.15%
   Distribution and service (12b-1) fees                                  None
   Other expenses(2)                                                      0.09%
   Underlying Fund fees and expenses                                      0.89%
   Total annual operating expenses (1)(3)                                 1.13%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(2)  Estimated amounts for the current fiscal year.

(3) Effective November 1, 2006, HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)   CLASS Y
-------------------------------------   -------
Year 1                                    $115
Year 3                                    $359

THE HARTFORD TARGET RETIREMENT 2030 FUND

Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. In addition, the current voluntary cap on annual operating expenses is being lowered. Accordingly, effective November 1, 2006, under the heading "The Hartford Target Retirement 2030 Fund, Your Expenses," on page 144 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fund will indirectly bear a pro rata share of fees and expenses incurred by the Underlying Funds in which the fund is invested. The fund's pro rata portion of the cumulative expenses charged by the Underlying Funds is listed in the table below and is calculated as a percentage of the fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the fund's assets among the Underlying Funds and the actual expenses of the Underlying Funds.

                                                                         CLASS Y
                                                                         -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases as a percentage of
      offering price                                                      None
   Maximum deferred sales charge (load) (as a percentage of purchase
      price or redemption proceeds, whichever is less)                    None
   Exchange fees                                                          None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees(1)                                                     0.15%
   Distribution and service (12b-1) fees                                  None
   Other expenses(2)                                                      0.14%
   Underlying Fund fees and expenses                                      0.95%
   Total annual operating expenses (1)(3)                                 1.24%

(1) Effective November 1, 2006, HIFSCO has permanently reduced its management fee schedule for this fund. Using the most recent fiscal year average net assets, the management fee decreased from 0.20% to 0.15%.

(2)  Estimated amounts for the current fiscal year.

(3) Effective November 1, 2006, HIFSCO has voluntarily agreed to limit the total operating expenses, including underlying fund fees and expenses, of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.05%. This policy may be discontinued at any time.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)   CLASS Y
-------------------------------------   -------
Year 1                                    $126
Year 3                                    $393

REVISED MANAGEMENT FEE SCHEDULES AND MANAGEMENT FEE WAIVERS FOR CERTAIN FUNDS

As of November 1, 2006, the management fee schedules have been revised for the following Funds: Focus, Global Communications, Global Financial Services, Global Health, Global Technology,

International Capital Appreciation, International Small Company, Total Return Bond, U.S. Government Securities, Retirement Income, Target Retirement 2010, Target Retirement 2020 and Target Retirement 2030, and management fee waivers have been put in place for certain other Funds. Accordingly, effective November 1, 2006, the fee schedules listed on pages 155-157 of the Prospectus, under the heading "Management Fees," are deleted and replaced with the following:

SELECT SMALLCAP GROWTH FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            1.05%
Next $500 million             1.00%
Amount Over $1 billion        0.95%

CAPITAL APPRECIATION II FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $250 million            1.00%
Next $250 million             0.95%
Next $500 million             0.90%
Amount Over $1 billion        0.85%

SELECT MIDCAP VALUE

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            1.00%
Next $500 million             0.95%
Amount Over $1 billion        0.90%

GROWTH FUND, GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $100 million            1.00%
Next $150 million             0.80%
Amount Over $250 million      0.70%

FOCUS FUND, GLOBAL COMMUNICATIONS FUND, GLOBAL FINANCIAL SERVICES FUND, GLOBAL HEALTH FUND AND GLOBAL TECHNOLOGY FUND, INTERNATIONAL CAPITAL APPRECIATION FUND, INTERNATIONAL SMALL COMPANY FUND AND SELECT MIDCAP GROWTH FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.90%
Next $500 million             0.85%
Amount Over $1 billion        0.80%

SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $250 million            0.85%
Next $250 million             0.80%
Next $500 million             0.75%
Next $500 million             0.70%
Amount Over $1.5 billion      0.65%

GLOBAL LEADERS FUND, INTERNATIONAL OPPORTUNITIES FUND, MIDCAP FUND AND MIDCAP VALUE FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.85%
Next $500 million             0.75%
Amount Over $1 billion        0.70%

TAX-FREE NATIONAL FUND (1)

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $50 million             0.80%
Next $4.95 billion            0.70%
Next $5 billion               0.68%
Amount Over $10 billion       0.67%

(1) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.15% of the management fees until October 31, 2007.

CAPITAL APPRECIATION FUND, DISCIPLINED EQUITY FUND, EQUITY INCOME FUND(2), STOCK FUND(3) AND VALUE FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.80%
Next $500 million             0.70%
Amount Over $1 billion        0.65%

(2) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.10% of the management fees until October 31, 2007.

(3) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.05% of the management fees until October 31, 2007.

DIVIDEND AND GROWTH FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.75%
Next $500 million             0.65%
Amount Over $1 billion        0.60%

HIGH YIELD FUND (4)

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.75%
Next $500 million             0.65%
Next $4 billion               0.60%
Next $5 billion               0.58%
Amount Over $10 billion       0.57%

(4) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.20% of the management fees until October 31, 2007.

TAX-FREE MINNESOTA FUND (5)

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $50 million             0.72%
Next $4.95 billion            0.70%
Next $5 billion               0.68%
Amount Over $10 billion       0.67%

(5) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.15% of the management fees until October 31, 2007.

ADVISERS FUND (6)

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million             0.69%
Next $500 million             0.625%
Amount Over $1 billion        0.575%

(6) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.05% of the management fees until October 31, 2007.

FLOATING RATE FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.65%
Next $4.5 billion             0.60%
Next $5 billion               0.58%
Amount Over $10 billion       0.57%

INCOME FUND AND INFLATION PLUS FUND (7)

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.60%
Next $4.5 billion             0.55%
Next $5 billion               0.53%
Amount Over $10 billion       0.52%

(7) Effective November 1, 2006, HIFSCO has voluntarily agreed to waive 0.10% of the management fees until October 31, 2007.

U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $50 million             0.60%
Next $450 million             0.55%
Next $4.5 billion             0.50%
Next $5 billion               0.48%
Amount Over $10 billion       0.47%

TOTAL BOND RETURN FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million             0.55%

Next $500 million             0.525%
Next $4 billion                0.50%
Next $5 billion                0.48%
Amount Over $10 billion        0.47%

SHORT DURATION FUND, TAX-FREE CALIFORNIA FUND AND TAX-FREE NEW YORK FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.55%
Next $4.5 billion             0.50%
Next $5 billion               0.48%
Amount Over $10 billion       0.47%

MONEY MARKET FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.50%
Next $500 million             0.45%
Next $4 billion               0.40%
Next $5 billion               0.38%
Amount Over $10 billion       0.37%

RETIREMENT INCOME FUND, TARGET RETIREMENT 2010 FUND, TARGET RETIREMENT 2020 FUND AND TARGET RETIREMENT 2030 FUND

AVERAGE DAILY NET ASSETS   ANNUAL RATE
------------------------   -----------
First $500 million            0.15%
Amount Over $500 million      0.10%

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-5818


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